Long term incentive plan (Details Narrative)	1 Months Ended			12 Months Ended
	May 19, 2021 USD ($) $ / shares	Mar. 19, 2021 $ / shares	Dec. 29, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares	Apr. 12, 2021 $ / shares	Mar. 19, 2021 USD ($) $ / shares shares	Feb. 12, 2021 $ / shares
Statement [Line Items]
Weighted average exercise price | $ / shares						$ 0.65		$ 0.90
Stock unit outstanding | shares				98,184,260	53,649,481
RSUs [Member]
Statement [Line Items]
Weighted average expiration				1 year 4 months 24 days
Number of stock options granted			517,443
Stock unit issued | shares				475,000
Stock unit outstanding | shares				475,000
Common shares received | shares				475,000
Fair value of RSUs			$ 364,852
Grant date market price | $ / shares			$ 0.71
Vesting date			Feb. 07, 2021
Vesting description			The RSUs have variable vesting dates whereby the holders will receive 517,443 common shares subject to the vesting condition of achieving project financing milestones related to the Molo Graphite Project whereby 33.33% was set to expire on each of Feb 16, 2021, August 16, 2021, and Feb 16, 2022.
RSUs One [Member]
Statement [Line Items]
Number of stock options granted		200,000
Stock unit issued | shares							200,000
Fair value of RSUs							$ 575,352
Grant date market price | $ / shares							$ 2.88
Vesting date		Dec. 31, 2022
Stock vested during period				$ 91,430
RSUs expiration date		Jun. 30, 2023
RSUs Two [Member]
Statement [Line Items]
Number of stock options granted		100,000
Stock unit issued | shares							100,000
Fair value of RSUs							$ 287,676
Grant date market price | $ / shares							$ 2.88
Vesting date		Jun. 30, 2022
Stock vested during period				63,178
RSUs expiration date		Jun. 30, 2023
RSUs Three [Member]
Statement [Line Items]
Number of stock options granted		25,000
Stock unit issued | shares							25,000
Fair value of RSUs							$ 71,919
Grant date market price | $ / shares							$ 2.88
Vesting date		Jun. 30, 2022
Stock vested during period				15,795
RSUs expiration date		Jun. 30, 2023
RSUs Four [Member]
Statement [Line Items]
Number of stock options granted		150,000
Stock unit issued | shares							150,000
Fair value of RSUs							$ 431,514
Grant date market price | $ / shares							$ 2.88
Vesting date		May 17, 2021
Stock vested during period				$ 431,514
RSUs expiration date		Dec. 31, 2021
Stock Option [Member]
Statement [Line Items]
Weighted average expiration				2 years 1 month 24 days	2 years 3 months 10 days
Stock options outstanding				2,780,000	3,625,001
Market value | $ / shares	$ 2.88
Volatility rate	130.00%
Number of stock options granted	1,300,000
Number of options exercisable				2,780,000	3,625,001
Weighted average exercise price | $ / shares				$ 1.73	$ 0.67
Stock options exercisable price | $ / shares		$ 3.60
Option term	3 years
Options granted, amount	$ 2,777,404
Risk free interest rate	0.53%